Research and development expense (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Pre-clinical projects	SFr 642,821	SFr 546,429	SFr 468,326
Clinical projects	12,365,768	16,639,304	20,808,025
Drug manufacturing and substance	2,027,184	2,608,814	1,866,148
Employee benefits and expenses	2,773,516	2,854,624	2,140,664
Lease expenses	111,680	84,344	42,953
Patents and trademarks	603,892	941,836	824,201
Regulatory projects	632,387	1,043,287	331,822
Depreciation tangible assets	53,594	58,125	54,037
Total research and development expense	SFr 19,210,842	SFr 24,776,763	SFr 26,536,176